UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                     WASHINGTON, D.C.  20549

                                                     FORM 13F

                                          FORM 13F COVER PAGE

Report for the Quarter Ended:  SEPTEMBER 30, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Third Point Management Company, LLC
Address:       277 Park Avenue
                     27th Floor
                     New York, NY 10172

13F File Number:     28-6970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.



Person Signing this report on Behalf of Reporting Manager:

Name:        Daniel S. Loeb
Title:          Managing Member
Phone:        212-350-5170
Signature, Place, and Date of Signing:

        Daniel S. Loeb       New York, New York              October 24, 2000


Report Type   (Check only one.):

[ X]                13F HOLDINGS REPORT.

[   ]                 13F NOTICE.

[   ]                 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total		350

Form 13F Information Table Value Total:       $195,418,720


Issuer               Class      Cusip #    Value   Shares Discretion Voting
                                                         (x$1000)

Acrodyne      Common    00500E104       45       75,000     Sole     Sole
Agribrands   Common    00849R105    22,048  505,400     Sole    Sole
Amercn Comm Prop  Common  02520N106    607   142,800  Sole Sole
Amer Tel &Tel  Common  001957109       7,379   251,200     Sole  Sole
Bonneville   Common    098904204         0.002    174,000      Sole    Sole
Cobalt          Common   19074Q103        226       64,100        Sole   Sole
Cabot Corp   Common   127055101        3,257     102,800     Sole   Sole
Chemfirst     Common   16361A106       1,567       75,300      Sole  Sole
Catalytica  Common   148885106            10,443   843,900      Sole     Sole
C-Cube	      Common      125015107       9,841       481,500      Sole   Sole
Citizens       Common     177342201        1,948     145,000     Sole   Sole
Demandstar   Common  24802Q102       112        179,000      Sole  Sole
Delia	        Common  246885107         21         11,200       Sole  Sole
Directrix        Common     25459A100      173       69,062     Sole   Sole
First Comm B  Common  31983B101          945       62,500      Sole  Sole
Firstcity Liquid B  Common   33762E108      357       27,200     Sole    Sole
Friendly Corp.  Common     358497105      1,724    467,500     Sole    Sole
Gentiva Health    Common    37247A102    3,626    287,200     Sole    Sole
Harbor        Common  DMG4285W1001     1,129    236,200     Sole  Sole
HNC              Common     40425P107      13,276      162,279      Sole   Sole
HNC EX        Common    40425P107           501        30,000     Sole  Sole
HTE              Common      403926108        125     100,000     Sole   Sole
Intermedia    Common      458801107         3,032      103,000  Sole  Sole
Insignia Fin   Common    45767A105          7,380   720,000      Sole   Sole
Immulogic        Common      45252R100          84    525,000     Sole    Sole
Kaman Corp   Common     483548103          1,313    104,500       Sole   Sole
Lycos          Common     550818108         1,774     25,797      Sole  Sole
Local Finl. Corp    Common   539553107  4,047    415,100     Sole    Sole
Meristar Inc.    Common       589988104      1,059   393,900      Sole    Sole
Methode Ele   Common       591520101        2,657   59,963      Sole    Sole
Microcell Tele  Common      59501T304       270    9,300       Sole   Sole
Nabisco Hold   Common   62952P102         7,838     275,000   Sole   Sole
Navigant Intl   Common    63935R108          922        91,100     Sole  Sole
Newgen           Common  651359101          919        60,000   Sole  Sole
PCOM          Common     693262107      1,386       209,200  Sole  Sole
Pioneer Group  Common   723684106    3,352    76,300   Sole  Sole
Ryder System     Common    783549108      1,291      70,000       Sole    Sole
Seagate Tech      Common      811804103   32,471   470,600    Sole   Sole
Softquad         Common         83402G104    1,000    133,340   Sole  Sole
Spectrum Cont   Common     847615101    2,905    183,000    Sole  Sole
Stamford Intl       Common     852902105     506      88,000      Sole    Sole
Sybron Intl       Common      87114F106     2,441     101,700    Sole   Sole
Transocean AS   Common   KYG900781090   1,026   17,500  Sole  Sole
Triad Hospitals     Common    89579K109    18,115    618,000  Sole   Sole
United Dominion  Common   909914103     815      34,400       Sole  Sole
USA Detergents   Common    902938109    548     179,000     Sole  Sole
USX Marathon  Common    902905827      284     10,000    Sole  Sole
Visteon Corp   Common    92839U107     12,856   850,000    Sole  Sole
Ventas, Inc.   Common    92276F100      864     172,800    Sole   Sole
Ziff Davis      Common    989511100      4,913      604,620      Sole    Sole

                      Total:                                   $195,418,720
